INCOME TAXES - Components of provision for income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax benefit:
Federal		$ 515,428	$ (515,428)
State		93,072	(93,072)
Total Deferred income tax benefit	$ (281,370)	608,500	(608,500)
Total provision for income taxes	$ (281,370)	$ 608,500	$ (608,500)